CONSOLIDATED STATEMENTS OF CASH FLOWS RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 132.8	RUB 9,679	RUB 17,020	RUB 13,474
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	85.0	6,197	3,480	3,132
Amortization of intangible assets	21.9	1,594	1,004	563
Amortization of debt discount and issuance costs	13.3	967	811	24
Share-based compensation expense	37.3	2,718	1,210	754
Deferred income taxes	(2.6)	(188)	115	(197)
Foreign exchange gains	(26.1)	(1,903)	(6,553)	(139)
Gain from sale of equity securities/subsidiaries				(2,137)
Impairment of investment in equity securities			700
Goodwill impairment	7.9	576
Gain from repurchase of convertible debt	(4.3)	(310)	(548)
Other	(1.1)	(83)	38	(28)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(24.2)	(1,763)	(714)	(966)
Prepaid expenses and other assets	12.2	888	(3,069)	(1,301)
Accounts payable and accrued liabilities	15.9	1,160	1,817	1,195
Deferred revenue	0.6	44	235	401
Assets held for sale				(156)
Liabilities related to assets held for sale				86
Net cash provided by operating activities	268.6	19,576	15,546	14,705
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchases of property and equipment	(179.0)	(13,045)	(9,679)	(4,936)
Proceeds from sale of property and equipment	1.3	95	132
Acquisitions of businesses, net of cash acquired	(5.5)	(398)	(6,360)	(2,438)
Investments in non-marketable equity securities	(1.5)	(110)	(45)	(14)
Proceeds from sale of equity securities			120	2,023
Investments in debt securities	(35.2)	(2,564)	(2,546)
Proceeds from maturity of debt securities	47.0	3,426	575	4,969
Investments in term deposits	(573.0)	(41,760)	(17,157)	(11,450)
Maturities of term deposits	585.6	42,682	7,234	11,290
Loans granted	(0.7)	(60)	(207)	(279)
Escrow cash deposit	0.8	58	(656)	125
Net cash used in investing activities	(160.2)	(11,676)	(28,589)	(710)
CASH FLOWS PROVIDED BY/(USED IN) FINANCING ACTIVITIES:
Proceeds from exercise of share options	2.3	168	191	439
Proceeds from issuance of convertible debt			2,981	19,719
Repurchases of convertible debt	(83.6)	(6,096)	(6,414)
Payment of debt issuance costs			(42)	(179)
Repurchases of ordinary shares			(8,423)	(8,518)
Payment for contingent consideration	(1.7)	(124)
Other	0.4	29
Net cash provided by/(used in) financing activities	(82.6)	(6,023)	(11,707)	11,461
Effect of exchange rate changes on cash and cash equivalents	64.7	4,716	9,001	513
Net change in cash and cash equivalents	90.5	6,593	(15,749)	25,969
Cash and cash equivalents at beginning of period	242.1	17,645	33,394	7,425
Cash and cash equivalents at end of period	332.6	24,238	17,645	33,394
Supplemental disclosure of cash flow information:
Cash paid for income taxes	66.7	4,861	4,544	2,944
Cash paid for acquisitions	5.5	398	6,567	2,481
Interest paid	4.4	322	307
Non-cash investing activities:
Change in accounts payable for property and equipment	(2.2)	(162)	643	193
Non-cash consideration for purchase of equity securities				RUB 112
Fair value of contingent consideration included in purchase price of acquisition	$ 4.7	RUB 341	RUB 165